Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Other Current Liabilities
Schedule of other current liabilities

Other current liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31,2015
Fair value of swaps	$2,395	$4,538
Other current liabilities	789	790

Total	$3,184	$5,328